Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment reporting
Schedule of summarized financial information

Summarized financial information for the year ended December 31, 2023 is as follows:

2023	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	1,381,627	503,049	200,207	40,656	—	2,125,539

Segment Adjusted EBITDA (note 4(e))	855,317	257,072	145,754	22,121	(147,729)	1,132,535
Depreciation and amortization (note 7 and 8)						(435,586)
Net gain on disposal of property, plant and equipment (note 8)						3,806
Insurance claims (note 9)						321
Impairment of withholding tax receivables in Nigeria (note 8)						(47,992)
Business combination costs (note 8)						(2,432)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 7)						(87,696)
Other costs (a)						(19,017)
Share‑based payment expense (note 8)						(13,370)
Finance income (note 10)						25,209
Finance costs (note 11)						(2,436,511)
Other non-operating income (note 9)						83
Loss before income tax						(1,880,650)
Additions of property, plant and equipment and intangible assets:
- through business combinations	—	—	—	8,566
- In the normal course of business	320,027	96,905	247,580	18,034

Segment assets	1,441,240	1,406,675	2,216,873	186,586
Segment liabilities	866,996	815,769	766,687	111,751

(a)	Other costs for the year ended December 31, 2023 included one-off consulting fees related to corporate structures and operating systems of $10.6 million, one-off consulting services of $1.7 million, costs related to internal reorganization of $4.7 million and one-off professional fees related to financing of $0.3 million.

Summarized financial information for the year ended December 31, 2022 is as follows:

2022	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	1,352,402	412,824	160,008	36,065	—	1,961,299

Segment Adjusted EBITDA (note 4(e))*	802,822	230,066	114,434	16,021	(132,412)	1,030,931
Depreciation and amortization (note 7 and 8)*						(468,904)
Net loss on disposal of property, plant and equipment (note 8)						(3,382)
Insurance claims (note 9)						2,092
Impairment of withholding tax receivables in Nigeria (note 8)						(52,334)
Impairment of Goodwill (note 8)						(121,596)
Business combination costs (note 8)						(20,851)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 7)						(38,157)
Other costs (a)						(4,873)
Share‑based payment expense (note 8)						(13,265)
Finance income (note 10)						15,825
Finance costs (note 11)*						(872,049)
Other non-operating income						2,584
Loss before income tax*						(543,979)
Additions of property, plant and equipment and intangible assets:
- through business combinations*	—	719,219	386,460	3,650
- In the normal course of business	400,430	101,154	135,069	23,532

Segment assets*	2,270,656	1,639,254	1,931,317	178,471
Segment liabilities*	935,387	912,875	555,885	109,087

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

(a)	Other costs for the year ended December 31, 2022 included $2.3 million costs related to internal reorganization.

Summarized financial information for the year ended December 31, 2021 is as follows:

2021	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	1,146,732	343,945	59,706	29,347	—	1,579,730

Segment Adjusted EBITDA (note 4(e))	783,544	190,654	42,688	13,085	(103,575)	926,396
Depreciation and amortization (note 7 and 8)						(382,882)
Net gain on disposal of property, plant and equipment (note 8)						2,499
Insurance claims (note 9)						6,861
Impairment of withholding tax receivables in Nigeria (note 8)						(61,810)
Business combination costs (note 8)						(15,779)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 7)						(51,113)
Reversal of provision for decommissioning costs						2,671
Listing costs						(22,153)
Other costs (a)						(15,752)
Share‑based payment expense (note 8)						(11,780)
Finance income (note 10)						25,522
Finance costs (note 11)						(422,034)
Other non-operating income						11,213
Loss before income tax						(8,141)
Additions of property, plant and equipment and intangible assets:
- through business combinations	—	—	468,535	—
- In the normal course of business	318,971	56,291	103,338	20,725

Segment assets	2,038,376	1,024,347	1,453,729	173,888
Segment liabilities	745,944	494,236	393,090	100,947

(a)	Other costs for the year ended December 31, 2021 included one-off professional costs related to financing of $15.1 million and aborted transaction costs of $0.7 million.

Schedule of countries contributing material revenue and/or have material non current assets

	2023	2022		2021
	$’000	$'000		$'000
Revenue
Nigeria	1,381,627	1,352,402		1,146,732
Rest of world	743,912	608,897		432,998
	2,125,539	1,961,299		1,579,730
Non‑current assets*
Nigeria	898,264	1,597,989		1,572,774
Brazil	1,875,098	1,648,863		1,274,378
South Africa	493,651	652,492	**	—
Rest of world	912,459	953,607		1,013,385
	4,179,472	4,852,951		3,860,537

*Non-current assets exclude financial instruments, non-current trade and other receivables and deferred tax assets.

**Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

Schedule of revenue from tier one customers

	2023	2022	2021
	$’000	$'000	$'000

Customer A	60%	62%	66%
Customer B	17%	17%	14%